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                            SUPPLEMENT TO PROSPECTUS

                             DATED February 1, 1999

AARP GNMA and U.S. Treasury Fund and
AARP Capital Growth Fund:

The data below replaces the average annual total return data provided in the performance comparison chart in the "Past Performance" section for the indicated funds:

AVERAGE ANNUAL RETURNS (%) as of 12/31/98

                                     1 Year        5 Years        10 Years
--------------------------------------------------------------------------------

AARP GNMA and U.S. Treasury
Fund                                  6.79           5.97           7.78

AARP Capital Growth Fund             23.73          18.81          16.34

AARP GNMA and U.S. Treasury Fund, AARP Insured Tax Free General Bond Fund, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Capital Growth Fund, AARP International Growth and Income Fund, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio:

The data below replaces the average annual total return data provided for the indicated index in the performance comparison chart in the "Past Performance" section for the above-listed funds or portfolios:

AVERAGE ANNUAL RETURNS (%) as of 12/31/98

                                                                        Since
                                                                      Inception
                                 1 Year      5 Years    10 Years       (2/1/97)
--------------------------------------------------------------------------------
Lehman Brothers Mortgage          6.93         7.34        9.25         n/a
GNMA Index

Lehman Brothers Municipal         6.48         6.22        8.22         n/a
Bond Index

S&P 500 Composite Stock          25.58        24.06       19.21       28.37*
Price Index

The MSCI EAFE Index              20.00         n/a         n/a        13.08**

* Applies to the AARP U.S. Stock Index Fund, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio only.

**   Applies to the AARP International Growth and Income Fund only.


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AARP Diversified Growth Portfolio:

The text below replaces the second paragraph found in the "Investment Strategy" section on page 74:

Under normal market conditions, the portfolio will generally allocate its assets in underlying AARP Mutual Funds within the following ranges:


o  stock funds
     including Growth, Growth
     and Income, and Global Funds           60-80%

o  bond funds
     including Income Funds                 20-40%

o  Money Funds/cash                         0-20%


March 3, 1999